Debt - Interest Expense Related to 2025 Notes (Details) - 2025 Notes [Member] - Convertible Debt [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Contractual interest expense	$ 879	$ 1,315	$ 3,499	$ 3,946
Amortization of debt discount	138	207	550	621
Amortization of debt issuance costs	110	165	438	494
Total interest expense	$ 1,127	$ 1,687	$ 4,487	$ 5,061